Financial instruments - Summary of Net Carrying Amounts of Derivative Contracts Held (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	$ 2,961	$ 471
Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(24)	(56)
Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	47	303
Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(621)	(2,451)
Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	3,580	2,574
Other
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(21)	101
Prices in active markets for identical assets/liabilities
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total		44
Prices in active markets for identical assets/liabilities | Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total		0
Prices in active markets for identical assets/liabilities | Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total		0
Prices in active markets for identical assets/liabilities | Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total		0
Prices in active markets for identical assets/liabilities | Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total		44
Prices in active markets for identical assets/liabilities | Other
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total		0
Other observable inputs
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	774	(1,610)
Other observable inputs | Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(24)	(56)
Other observable inputs | Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	47	303
Other observable inputs | Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(621)	(2,451)
Other observable inputs | Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	1,473	487
Other observable inputs | Other
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(101)	107
Unobservable inputs
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	2,187	2,037	$ 2,466
Unobservable inputs | Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Unobservable inputs | Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Unobservable inputs | Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Unobservable inputs | Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	2,107	2,043
Unobservable inputs | Other
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	$ 80	$ (6)